Intangible assets (Tables)	12 Months Ended
Mar. 31, 2023
Intangible assets.
Schedule of estimated useful lives of finite lived intangible assets

Licence and spectrum fees	3 – 40 years
Computer software	3 – 5 years
Brands	1 – 30 years
Customer bases	2 – 37 years

Schedule of reconciliation of changes in goodwill and intangible assets

		Licence and	Computer	Customer
	Goodwill	spectrum fees	software	bases	Other	Total
	€m	€m	€m	€m	€m	€m
Cost
1 April 2021	99,364	33,528	17,833	12,308	466	163,499
Exchange movements	(21)	(148)	(60)	80	1	(148)
Arising on acquisition	(10)	–	–	54	–	44
Additions	–	901	2,727	–	7	3,635
Disposals	–	(356)	(2,823)	–	(1)	(3,180)
Other	–	1	36	–	(10)	27
31 March 2022	99,333	33,926	17,713	12,442	463	163,877
Adoption of IAS 29	1,564	1,099	408	110	87	3,268
1 April 2022 brought forward	100,897	35,025	18,121	12,552	550	167,145
Exchange movements	(783)	(1,270)	(504)	(240)	(53)	(2,850)
Disposal of subsidiaries	(3,939)	(443)	(348)	(458)	(4)	(5,192)
Additions	–	439	2,804	–	7	3,250
Disposals	–	(2)	(1,831)	–	(1)	(1,834)
Hyperinflation impacts	729	557	232	51	40	1,609
31 March 2023	96,904	34,306	18,474	11,905	539	162,128
Accumulated impairment losses and amortisation
1 April 2021	67,633	22,043	12,496	7,324	454	109,950
Exchange movements	(184)	(35)	(72)	70	1	(220)
Amortisation charge for the year	–	1,306	2,225	509	4	4,044
Disposals	–	(351)	(2,821)	–	(1)	(3,173)
Other	–	–	39	–	(7)	32
31 March 2022	67,449	22,963	11,867	7,903	451	110,633
Adoption of IAS 29	1,564	829	390	110	87	2,980
1 April 2022 brought forward	69,013	23,792	12,257	8,013	538	113,613
Exchange movements	(414)	(846)	(351)	(231)	(50)	(1,892)
Disposal of subsidiaries	(39)	(147)	(180)	(80)	(2)	(448)
Amortisation charge for the year	–	1,133	2,343	554	1	4,031
Disposals	–	(2)	(1,814)	–	(1)	(1,817)
Hyperinflation impacts	729	407	207	51	40	1,434
31 March 2023	69,289	24,337	12,462	8,307	526	114,921

Net book value
31 March 2022	31,884	10,963	5,846	4,539	12	53,244
31 March 2023	27,615	9,969	6,012	3,598	13	47,207

Schedule of net book value of significant licenses

		2023	2022
	Expiry dates	€m	€m
Germany	2025/2033/2040	2,979	3,270
Italy	2029/2037	3,123	3,415
UK	2023/2033/2038/2041	1,055	1,209
Spain	2028/2030/2031/2038/2041	758	809